Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2025
Office equipment and furniture [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	3 years
Office equipment and furniture [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	5 years
Leasehold improvement [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	2 years
Leasehold improvement [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	3 years
Software [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	1 year
Software [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	3 years
Finance lease right-of-use asset [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	4 years